Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Bond Index Portfolio
September 30, 2022
VUSB-NPRT3-1122
1.9887312.104
Nonconvertible Bonds - 24.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
1.65% 2/1/28	200,000	164,361
2.25% 2/1/32	50,000	37,809
2.75% 6/1/31	300,000	240,141
3.3% 2/1/52	50,000	32,225
3.5% 6/1/41	1,000,000	720,282
3.5% 9/15/53	347,000	231,220
3.55% 9/15/55	340,000	223,324
3.65% 6/1/51	280,000	189,156
3.65% 9/15/59	257,000	166,510
3.8% 2/15/27	43,000	40,310
4.1% 2/15/28	143,000	133,219
4.65% 6/1/44	40,000	32,593
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	138,783
5.213% 3/8/47	250,000	190,191
Verizon Communications, Inc.:
1.5% 9/18/30	270,000	202,971
2.355% 3/15/32	9,000	6,901
2.65% 11/20/40	60,000	39,105
2.987% 10/30/56	227,000	134,934
3.55% 3/22/51	500,000	351,581
3.875% 2/8/29	210,000	191,705
4% 3/22/50	114,000	87,033
4.016% 12/3/29	100,000	90,818
4.125% 8/15/46	54,000	42,749
4.272% 1/15/36	276,000	235,496
4.329% 9/21/28	643,000	605,014
5.012% 8/21/54	38,000	33,614
		4,562,045
Entertainment - 0.1%
The Walt Disney Co.:
2% 9/1/29	50,000	40,863
2.65% 1/13/31	200,000	165,488
2.75% 9/1/49	100,000	63,446
3.5% 5/13/40	30,000	23,167
3.6% 1/13/51	30,000	22,236
3.7% 9/15/24	300,000	294,093
3.8% 3/22/30	110,000	100,015
3.8% 5/13/60	30,000	22,127
4.7% 3/23/50	100,000	88,903
		820,338
Interactive Media & Services - 0.1%
Alphabet, Inc.:
1.1% 8/15/30	200,000	154,629
1.9% 8/15/40	264,000	169,459
2.05% 8/15/50	170,000	99,894
Meta Platforms, Inc.:
3.5% 8/15/27 (b)	60,000	56,107
3.85% 8/15/32 (b)	60,000	52,748
4.45% 8/15/52 (b)	150,000	122,412
		655,249
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	30,000	18,182
3.75% 2/15/28	100,000	88,368
4.2% 3/15/28	48,000	43,094
5.125% 7/1/49	60,000	43,982
5.375% 4/1/38	42,000	34,033
5.375% 5/1/47	190,000	146,971
6.384% 10/23/35	621,000	569,496
Comcast Corp.:
2.45% 8/15/52	135,000	76,535
2.65% 2/1/30	80,000	67,064
2.8% 1/15/51	180,000	110,257
2.887% 11/1/51	179,000	112,095
2.937% 11/1/56	385,000	229,797
2.987% 11/1/63	305,000	176,655
3.4% 4/1/30	87,000	76,518
3.55% 5/1/28	76,000	69,670
3.7% 4/15/24	30,000	29,505
3.75% 4/1/40	31,000	24,370
3.9% 3/1/38	50,000	40,760
4.049% 11/1/52	146,000	111,758
Discovery Communications LLC:
3.625% 5/15/30	220,000	180,673
4% 9/15/55	85,000	50,116
4.65% 5/15/50	100,000	68,424
5.2% 9/20/47	18,000	13,285
Fox Corp.:
4.709% 1/25/29	34,000	31,941
5.476% 1/25/39	189,000	163,911
5.576% 1/25/49	23,000	19,669
Magallanes, Inc.:
3.755% 3/15/27 (b)	100,000	89,470
4.279% 3/15/32 (b)	189,000	155,487
5.05% 3/15/42 (b)	100,000	74,824
5.141% 3/15/52 (b)	175,000	127,193
Paramount Global:
4.2% 6/1/29	210,000	185,154
4.95% 1/15/31	190,000	167,605
5.85% 9/1/43	363,000	289,387
Time Warner Cable LLC 5.5% 9/1/41	351,000	275,505
TWDC Enterprises 18 Corp.:
2.95% 6/15/27	98,000	89,626
3% 2/13/26	210,000	196,868
		4,248,248
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.625% 4/22/29	200,000	180,351
T-Mobile U.S.A., Inc.:
3% 2/15/41	529,000	353,553
3.5% 4/15/25	410,000	391,864
3.75% 4/15/27	80,000	73,827
3.875% 4/15/30	80,000	70,961
4.375% 4/15/40	74,000	60,257
4.5% 4/15/50	80,000	64,044
5.2% 1/15/33	55,000	52,602
5.65% 1/15/53	55,000	51,954
Vodafone Group PLC:
4.375% 5/30/28	97,000	91,244
5.25% 5/30/48	170,000	140,765
6.15% 2/27/37	392,000	370,159
		1,901,581
TOTAL COMMUNICATION SERVICES		12,187,461
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.2%
American Honda Finance Corp. 1.2% 7/8/25	330,000	298,581
General Motors Co.:
5.95% 4/1/49	200,000	166,826
6.125% 10/1/25	455,000	455,197
6.75% 4/1/46	69,000	62,825
General Motors Financial Co., Inc.:
4.35% 4/9/25	84,000	81,110
5.65% 1/17/29	250,000	236,371
		1,300,910
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	130,000	101,573
Duke University 2.832% 10/1/55	30,000	19,626
George Washington University 4.126% 9/15/48	100,000	81,473
Ingersoll-Rand Global Holding Co. Ltd. 3.75% 8/21/28	210,000	194,979
Massachusetts Institute of Technology 2.989% 7/1/50	250,000	181,855
Northwestern University 3.662% 12/1/57	100,000	77,136
University of Chicago 3% 10/1/52	100,000	70,111
University of Southern California 2.945% 10/1/51	240,000	167,387
		894,140
Hotels, Restaurants & Leisure - 0.4%
Expedia, Inc. 5% 2/15/26	160,000	157,326
Marriott International, Inc. 3.125% 6/15/26	390,000	359,737
McDonald's Corp.:
2.125% 3/1/30	400,000	325,957
2.625% 9/1/29	150,000	128,018
3.3% 7/1/25	32,000	30,772
3.5% 7/1/27	91,000	84,984
3.6% 7/1/30	340,000	305,735
3.8% 4/1/28	84,000	78,903
4.2% 4/1/50	40,000	32,080
4.7% 12/9/35	109,000	99,522
Starbucks Corp.:
2.55% 11/15/30	597,000	486,876
4.5% 11/15/48	50,000	40,732
		2,130,642
Household Durables - 0.0%
Newell Brands, Inc. 4.1% 4/1/23	60,000	59,969
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	240,000	184,459
3.15% 2/9/51	245,000	143,947
Amazon.com, Inc.:
0.8% 6/3/25	110,000	99,765
1% 5/12/26	6,000	5,265
2.1% 5/12/31	105,000	85,148
2.4% 2/22/23	50,000	49,599
2.5% 6/3/50	110,000	68,677
3.1% 5/12/51	105,000	73,508
3.875% 8/22/37	440,000	382,467
4.05% 8/22/47	280,000	236,452
		1,329,287
Leisure Products - 0.0%
Hasbro, Inc. 3.55% 11/19/26	110,000	101,963
Multiline Retail - 0.2%
Dollar General Corp. 5% 11/1/32	110,000	105,790
Dollar Tree, Inc. 4% 5/15/25	248,000	240,276
Kohl's Corp. 4.25% 7/17/25	265,000	236,586
Target Corp.:
2.25% 4/15/25	508,000	479,114
2.65% 9/15/30	77,000	65,237
3.9% 11/15/47	40,000	32,200
4% 7/1/42	15,000	12,573
		1,171,776
Specialty Retail - 0.4%
AutoZone, Inc.:
3.625% 4/15/25	62,000	59,652
4% 4/15/30	150,000	134,609
Lowe's Companies, Inc.:
3.5% 4/1/51	300,000	198,632
3.65% 4/5/29	80,000	72,095
4.05% 5/3/47	53,000	39,784
O'Reilly Automotive, Inc. 3.6% 9/1/27	260,000	241,426
The Home Depot, Inc.:
2.7% 4/15/30	146,000	124,697
2.8% 9/14/27	84,000	76,864
2.95% 6/15/29	686,000	608,006
3.35% 4/15/50	100,000	71,674
3.9% 6/15/47	29,000	23,073
4.25% 4/1/46	104,000	87,861
4.5% 12/6/48	90,000	78,778
TJX Companies, Inc. 3.875% 4/15/30	687,000	629,742
		2,446,893
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	38,000	36,033
2.85% 3/27/30	570,000	495,174
3.375% 3/27/50	40,000	29,379
		560,586
TOTAL CONSUMER DISCRETIONARY		9,996,166
CONSUMER STAPLES - 1.9%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
4% 4/13/28	91,000	86,446
4.5% 6/1/50	100,000	82,403
4.6% 4/15/48	78,000	64,595
4.6% 6/1/60	50,000	39,416
4.95% 1/15/42	461,000	411,365
5.45% 1/23/39	270,000	257,284
5.55% 1/23/49	130,000	122,264
5.8% 1/23/59 (Reg. S)	170,000	162,302
Constellation Brands, Inc.:
3.6% 2/15/28	63,000	57,607
5.25% 11/15/48	50,000	44,803
Diageo Capital PLC:
1.375% 9/29/25	200,000	181,338
2% 4/29/30	200,000	160,261
Dr. Pepper Snapple Group, Inc.:
2.55% 9/15/26	50,000	45,101
3.8% 5/1/50	190,000	134,859
Molson Coors Beverage Co. 4.2% 7/15/46	92,000	68,205
PepsiCo, Inc.:
1.4% 2/25/31	440,000	338,393
1.625% 5/1/30	267,000	214,008
4% 5/2/47	116,000	99,794
The Coca-Cola Co.:
1.45% 6/1/27	30,000	25,919
1.65% 6/1/30	30,000	23,857
2.5% 6/1/40	30,000	20,939
2.6% 6/1/50	30,000	19,302
2.75% 6/1/60	30,000	18,499
3.45% 3/25/30	186,000	169,075
4.2% 3/25/50	150,000	130,930
		2,978,965
Food & Staples Retailing - 0.8%
Costco Wholesale Corp. 1.375% 6/20/27	395,000	340,907
Kroger Co.:
1.7% 1/15/31	400,000	300,248
2.65% 10/15/26	230,000	209,473
3.7% 8/1/27	100,000	94,180
5.4% 1/15/49	28,000	26,041
Sysco Corp.:
3.3% 2/15/50	50,000	32,817
4.45% 3/15/48	52,000	42,228
6.6% 4/1/50	220,000	230,927
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	130,000	109,056
3.45% 6/1/26	81,000	76,216
4.1% 4/15/50	130,000	93,091
Walmart, Inc.:
3.05% 7/8/26	10,000	9,537
3.3% 4/22/24	3,220,000	3,162,474
3.625% 12/15/47	20,000	16,257
3.7% 6/26/28	170,000	161,682
3.95% 6/28/38	150,000	133,610
4.05% 6/29/48	80,000	69,202
		5,107,946
Food Products - 0.3%
Archer Daniels Midland Co. 2.5% 8/11/26	450,000	414,491
Campbell Soup Co. 4.15% 3/15/28	80,000	75,074
Conagra Brands, Inc.:
4.85% 11/1/28	190,000	179,265
5.3% 11/1/38	13,000	11,413
5.4% 11/1/48	60,000	51,686
General Mills, Inc.:
2.875% 4/15/30	40,000	33,988
3% 2/1/51	80,000	51,900
4.2% 4/17/28	89,000	84,680
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (b)	100,000	73,850
5.75% 4/1/33 (b)	150,000	135,471
Kellogg Co. 4.5% 4/1/46	32,000	27,666
Tyson Foods, Inc.:
4% 3/1/26	70,000	67,139
5.1% 9/28/48	50,000	44,451
Unilever Capital Corp.:
1.375% 9/14/30	135,000	103,511
2% 7/28/26	280,000	253,591
3.125% 3/22/23	100,000	99,433
		1,707,609
Household Products - 0.1%
Kimberly-Clark Corp.:
1.05% 9/15/27	110,000	92,444
3.1% 3/26/30	22,000	19,415
Procter & Gamble Co.:
3% 3/25/30	105,000	94,011
3.55% 3/25/40	160,000	134,613
		340,483
Personal Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	200,000	158,693
Tobacco - 0.2%
Altria Group, Inc.:
2.625% 9/16/26	110,000	98,729
3.4% 5/6/30	300,000	242,921
3.875% 9/16/46	38,000	24,027
4.8% 2/14/29	120,000	110,769
5.8% 2/14/39	100,000	87,318
5.95% 2/14/49	30,000	24,839
BAT Capital Corp.:
3.557% 8/15/27	130,000	114,162
4.39% 8/15/37	521,000	371,677
4.54% 8/15/47	213,000	141,123
Philip Morris International, Inc.:
2.875% 5/1/24	80,000	77,430
3.125% 3/2/28	54,000	47,524
4.375% 11/15/41	265,000	192,827
		1,533,346
TOTAL CONSUMER STAPLES		11,827,042
ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	172,000	127,430
Oil, Gas & Consumable Fuels - 1.6%
Canadian Natural Resources Ltd.:
3.85% 6/1/27	558,000	515,358
4.95% 6/1/47	19,000	16,162
Cenovus Energy, Inc. 5.4% 6/15/47	124,000	106,151
Chevron Corp.:
1.141% 5/11/23	80,000	78,531
1.554% 5/11/25	80,000	73,914
1.995% 5/11/27	80,000	70,897
2.236% 5/11/30	80,000	66,831
2.978% 5/11/40	80,000	58,264
3.078% 5/11/50	80,000	56,602
Chevron U.S.A., Inc.:
3.85% 1/15/28	55,000	52,240
4.95% 8/15/47	30,000	27,665
ConocoPhillips Co.:
5.95% 3/15/46	86,000	90,297
6.5% 2/1/39	260,000	281,742
Devon Energy Corp. 5% 6/15/45	80,000	66,571
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	60,000	44,438
Enbridge Energy Partners LP 5.875% 10/15/25	76,000	76,846
Enbridge, Inc. 5.5% 12/1/46	60,000	55,671
Energy Transfer LP:
4.2% 9/15/23	30,000	29,677
4.5% 4/15/24	50,000	49,212
5% 5/15/50	160,000	125,056
5.8% 6/15/38	70,000	61,320
6% 6/15/48	356,000	307,581
6.25% 4/15/49	30,000	26,614
Enterprise Products Operating LP:
3.125% 7/31/29	70,000	60,296
3.95% 2/15/27	85,000	80,861
4.2% 1/31/50	418,000	319,189
4.25% 2/15/48	105,000	80,977
EOG Resources, Inc. 4.375% 4/15/30	510,000	485,675
Equinor ASA:
3.125% 4/6/30	357,000	313,138
3.25% 11/18/49	160,000	114,681
3.625% 9/10/28	120,000	111,812
Exxon Mobil Corp.:
3.452% 4/15/51	330,000	245,732
4.227% 3/19/40	421,000	365,526
Hess Corp.:
4.3% 4/1/27	150,000	141,108
7.125% 3/15/33	130,000	135,925
Kinder Morgan Energy Partners LP:
5% 8/15/42	100,000	81,234
5% 3/1/43	215,000	171,956
Kinder Morgan, Inc.:
3.15% 1/15/23	119,000	118,445
4.3% 3/1/28	112,000	104,815
5.2% 3/1/48	30,000	25,071
Magellan Midstream Partners LP:
3.95% 3/1/50	75,000	53,251
5% 3/1/26	72,000	71,107
Marathon Oil Corp. 4.4% 7/15/27	240,000	224,085
Marathon Petroleum Corp.:
4.75% 9/15/44	21,000	16,846
5.125% 12/15/26	410,000	403,080
MPLX LP:
4.5% 7/15/23	82,000	81,609
4.7% 4/15/48	28,000	21,333
4.8% 2/15/29	30,000	27,916
5.5% 2/15/49	310,000	263,106
ONEOK, Inc.:
4.45% 9/1/49	40,000	28,644
4.55% 7/15/28	59,000	54,015
Ovintiv, Inc. 6.5% 2/1/38	50,000	48,550
Phillips 66 Co.:
3.15% 12/15/29 (b)	170,000	143,597
3.9% 3/15/28	94,000	86,290
Pioneer Natural Resources Co.:
1.125% 1/15/26	230,000	201,082
1.9% 8/15/30	19,000	14,526
Sabine Pass Liquefaction LLC 4.5% 5/15/30	850,000	774,324
Shell International Finance BV:
3.125% 11/7/49	100,000	68,441
3.25% 4/6/50	100,000	70,244
3.75% 9/12/46	70,000	53,261
4.375% 5/11/45	293,000	246,236
Spectra Energy Partners LP 3.375% 10/15/26	158,000	145,757
Suncor Energy, Inc. 4% 11/15/47	179,000	133,814
The Williams Companies, Inc.:
3.75% 6/15/27	35,000	32,285
4.85% 3/1/48	83,000	68,736
Total Capital International SA 3.127% 5/29/50	220,000	151,919
TransCanada PipeLines Ltd.:
4.1% 4/15/30	190,000	169,974
7.625% 1/15/39	231,000	259,089
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	66,000	55,798
3.95% 5/15/50	180,000	132,926
Valero Energy Corp.:
2.85% 4/15/25	190,000	179,133
4.35% 6/1/28	20,000	19,115
		9,594,170
TOTAL ENERGY		9,721,600
FINANCIALS - 8.6%
Banks - 5.1%
Banco Santander SA:
1.849% 3/25/26	200,000	172,696
2.958% 3/25/31	200,000	151,661
Bank of America Corp.:
0.81% 10/24/24 (c)	500,000	475,400
0.981% 9/25/25 (c)	600,000	545,900
1.197% 10/24/26 (c)	924,000	806,239
2.651% 3/11/32 (c)	180,000	140,003
2.676% 6/19/41 (c)	100,000	64,586
2.687% 4/22/32 (c)	356,000	277,941
3.419% 12/20/28 (c)	220,000	195,338
3.458% 3/15/25 (c)	1,900,000	1,839,937
3.55% 3/5/24 (c)	113,000	112,111
3.946% 1/23/49 (c)	23,000	17,039
3.97% 3/5/29 (c)	125,000	113,087
3.974% 2/7/30 (c)	60,000	53,408
4% 1/22/25	370,000	358,122
4.083% 3/20/51 (c)	220,000	165,942
4.271% 7/23/29 (c)	80,000	72,944
4.33% 3/15/50 (c)	60,000	47,229
5% 1/21/44	400,000	345,605
Bank of Nova Scotia:
1.95% 2/2/27	100,000	86,994
3.4% 2/11/24	140,000	137,283
Barclays PLC:
2.279% 11/24/27 (c)	400,000	335,008
2.852% 5/7/26 (c)	516,000	468,404
4.337% 1/10/28	200,000	178,196
5.088% 6/20/30 (c)	726,000	631,156
Canadian Imperial Bank of Commerce 3.6% 4/7/32	143,000	120,854
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (c)(d)	205,000	182,990
2.976% 11/5/30 (c)	270,000	221,850
3.106% 4/8/26 (c)	500,000	468,634
3.98% 3/20/30 (c)	160,000	141,982
4.65% 7/23/48	78,000	63,455
5.316% 3/26/41 (c)	617,000	556,967
5.875% 2/22/33	250,000	239,566
Citizens Financial Group, Inc. 2.638% 9/30/32	78,000	56,868
Export-Import Bank of Korea 2.875% 1/21/25	350,000	335,892
Fifth Third Bancorp 2.55% 5/5/27	200,000	177,828
HSBC Holdings PLC:
4.292% 9/12/26 (c)	1,060,000	999,717
6.8% 6/1/38	449,000	429,365
Huntington Bancshares, Inc. 4.443% 8/4/28 (c)	70,000	66,095
ING Groep NV 2.727% 4/1/32 (c)	200,000	152,253
Japan Bank International Cooperation:
0.625% 7/15/25	750,000	671,207
1.25% 1/21/31	580,000	455,001
JPMorgan Chase & Co.:
0.653% 9/16/24 (c)	790,000	753,429
1.47% 9/22/27 (c)	390,000	329,786
1.578% 4/22/27 (c)	188,000	162,301
1.953% 2/4/32 (c)	250,000	184,933
2.083% 4/22/26 (c)	200,000	182,218
2.522% 4/22/31 (c)	150,000	118,569
2.545% 11/8/32 (c)	40,000	30,353
2.58% 4/22/32 (c)	189,000	146,503
2.739% 10/15/30 (c)	720,000	585,425
2.95% 10/1/26	224,000	205,303
2.956% 5/13/31 (c)	50,000	39,605
3.109% 4/22/51 (c)	100,000	63,132
3.875% 9/10/24	240,000	234,707
3.882% 7/24/38 (c)	734,000	573,246
4.005% 4/23/29 (c)	43,000	38,769
4.203% 7/23/29 (c)	30,000	27,298
4.452% 12/5/29 (c)	200,000	183,051
4.95% 6/1/45	135,000	112,611
Korea Development Bank 0.4% 6/19/24	300,000	279,036
Lloyds Banking Group PLC:
4.45% 5/8/25	200,000	193,144
4.582% 12/10/25	1,518,000	1,432,063
Mitsubishi UFJ Financial Group, Inc.:
2.193% 2/25/25	740,000	686,445
3.751% 7/18/39	290,000	227,111
3.777% 3/2/25	84,000	81,392
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	400,000	381,978
1.554% 7/9/27 (c)	285,000	242,377
2.226% 5/25/26 (c)	400,000	362,827
NatWest Group PLC:
3.073% 5/22/28 (c)	290,000	249,209
3.875% 9/12/23	220,000	216,851
Oesterreichische Kontrollbank AG 0.375% 9/17/25	83,000	73,825
PNC Financial Services Group, Inc.:
1.15% 8/13/26	514,000	446,954
2.2% 11/1/24	70,000	66,501
Rabobank Nederland New York Branch 0.375% 1/12/24	1,300,000	1,228,209
Royal Bank of Canada:
0.75% 10/7/24	480,000	440,656
2.55% 7/16/24	360,000	345,209
4.65% 1/27/26	55,000	53,512
Santander Holdings U.S.A., Inc. 4.5% 7/17/25	82,000	78,440
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	400,000	359,863
2.174% 1/14/27	800,000	696,878
2.348% 1/15/25	200,000	187,303
2.75% 1/15/30	200,000	161,979
3.784% 3/9/26	640,000	607,476
3.936% 10/16/23	80,000	79,287
The Toronto-Dominion Bank:
1.95% 1/12/27	100,000	87,002
2.65% 6/12/24	510,000	489,790
Truist Financial Corp.:
1.2% 8/5/25	700,000	629,222
1.267% 3/2/27 (c)	29,000	25,209
U.S. Bancorp 1.375% 7/22/30	210,000	157,849
Wells Fargo & Co.:
2.164% 2/11/26 (c)	310,000	285,420
2.188% 4/30/26 (c)	340,000	310,512
2.572% 2/11/31 (c)	690,000	552,307
3.068% 4/30/41 (c)	100,000	68,635
3.584% 5/22/28 (c)	82,000	74,165
3.75% 1/24/24	150,000	147,660
4.1% 6/3/26	1,194,000	1,136,033
4.75% 12/7/46	157,000	125,551
4.897% 7/25/33 (c)	130,000	119,851
5.013% 4/4/51 (c)	130,000	112,213
5.375% 2/7/35	100,000	94,213
Westpac Banking Corp.:
2.894% 2/4/30 (c)	590,000	542,535
4.11% 7/24/34 (c)	320,000	272,319
		31,513,003
Capital Markets - 1.4%
Ares Capital Corp. 2.15% 7/15/26	234,000	196,109
Bank of New York Mellon Corp.:
0.35% 12/7/23	1,100,000	1,046,712
1.8% 7/28/31	80,000	61,073
3.85% 4/28/28	27,000	25,307
BlackRock, Inc. 3.5% 3/18/24	470,000	463,246
Brookfield Finance, Inc. 2.724% 4/15/31	312,000	247,815
Charles Schwab Corp. 2% 3/20/28	215,000	185,057
Credit Suisse AG 0.495% 2/2/24	700,000	651,988
Credit Suisse Group AG 4.55% 4/17/26	250,000	230,004
Deutsche Bank AG 4.1% 1/13/26	200,000	188,551
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (c)	150,000	121,674
3.7% 5/30/24	200,000	193,131
4.1% 1/13/26	200,000	189,030
Goldman Sachs Group, Inc.:
2.615% 4/22/32 (c)	255,000	197,658
3.691% 6/5/28 (c)	440,000	397,859
4.017% 10/31/38 (c)	887,000	700,571
4.223% 5/1/29 (c)	60,000	54,533
4.411% 4/23/39 (c)	100,000	82,857
4.75% 10/21/45	28,000	23,348
Intercontinental Exchange, Inc.:
1.85% 9/15/32	180,000	131,452
2.65% 9/15/40	80,000	53,317
3% 6/15/50	138,000	89,744
3.75% 9/21/28	50,000	46,380
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.85% 1/15/27	100,000	95,593
Moody's Corp. 4.875% 12/17/48	123,000	108,850
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (c)(d)	295,000	249,519
2.699% 1/22/31 (c)	230,000	186,477
3.591% 7/22/28 (c)	210,000	188,914
3.625% 1/20/27	96,000	89,301
3.971% 7/22/38 (c)	120,000	95,741
4.375% 1/22/47	148,000	118,232
5.297% 4/20/37 (c)	140,000	125,798
5.597% 3/24/51 (c)	90,000	86,147
6.375% 7/24/42	190,000	197,164
NASDAQ, Inc. 2.5% 12/21/40	100,000	62,685
Nomura Holdings, Inc. 3.103% 1/16/30	623,000	504,856
Northern Trust Corp. 1.95% 5/1/30	220,000	174,285
S&P Global, Inc.:
2.45% 3/1/27 (b)	590,000	528,849
4.75% 8/1/28 (b)	140,000	136,638
State Street Corp. 1.684% 11/18/27 (c)	204,000	178,010
		8,704,475
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	250,000	210,902
2.875% 8/14/24	150,000	141,062
3.85% 10/29/41	150,000	99,638
4.125% 7/3/23	300,000	297,652
4.45% 4/3/26	150,000	139,935
4.5% 9/15/23	150,000	147,840
4.625% 10/15/27	220,000	197,552
4.875% 1/16/24	150,000	147,566
Ally Financial, Inc.:
3.05% 6/5/23	120,000	118,733
5.125% 9/30/24	290,000	288,167
5.8% 5/1/25	250,000	251,049
American Express Co.:
2.5% 7/30/24	219,000	209,750
2.55% 3/4/27	100,000	89,071
3.3% 5/3/27	30,000	27,688
Capital One Financial Corp. 3.8% 1/31/28	251,000	226,816
GE Capital International Funding Co. 4.418% 11/15/35	200,000	179,184
John Deere Capital Corp.:
2.6% 3/7/24	60,000	58,353
2.8% 3/6/23	64,000	63,640
2.8% 7/18/29	220,000	192,445
3.65% 10/12/23	290,000	287,990
Synchrony Financial:
3.95% 12/1/27	150,000	130,114
4.375% 3/19/24	45,000	44,193
5.15% 3/19/29	159,000	144,481
Toyota Motor Credit Corp.:
0.5% 8/14/23	280,000	270,696
2.25% 10/18/23	113,000	110,573
3% 4/1/25	580,000	555,693
		4,630,783
Diversified Financial Services - 0.7%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	191,838
Berkshire Hathaway, Inc. 4.5% 2/11/43	33,000	29,365
Blackstone Private Credit Fund:
2.7% 1/15/25	160,000	145,031
4.7% 3/24/25	180,000	170,357
BP Capital Markets America, Inc. 3% 2/24/50	240,000	155,674
Brixmor Operating Partnership LP:
4.05% 7/1/30	41,000	34,540
4.125% 5/15/29	19,000	16,514
Corebridge Financial, Inc. 6.875% 12/15/52 (b)(c)	100,000	91,446
DH Europe Finance II SARL:
2.2% 11/15/24	70,000	66,189
2.6% 11/15/29	80,000	68,376
3.4% 11/15/49	50,000	35,859
Equitable Holdings, Inc. 4.35% 4/20/28	360,000	337,231
Fedex Corp. 2020-1 Class AA pass-thru Trust equipment trust certificate 1.875% 8/20/35	34,829	28,634
Japan International Cooperation Agency 1.75% 4/28/31	200,000	162,880
KfW:
0.25% 10/19/23	300,000	287,688
0.375% 7/18/25	2,072,000	1,855,600
2.625% 2/28/24	400,000	390,608
2.875% 4/3/28	14,000	13,091
Landwirtschaftliche Rentenbank 3.125% 11/14/23	80,000	78,921
National Rural Utilities Cooperative Finance Corp. 4.15% 12/15/32	170,000	155,553
		4,315,395
Insurance - 0.6%
ACE INA Holdings, Inc.:
1.375% 9/15/30	350,000	263,963
4.35% 11/3/45	128,000	108,091
AFLAC, Inc. 3.6% 4/1/30	224,000	201,593
Allstate Corp.:
1.45% 12/15/30	110,000	83,082
5.55% 5/9/35	156,000	156,743
American International Group, Inc.:
2.5% 6/30/25	44,000	41,052
4.25% 3/15/29	100,000	92,227
4.375% 6/30/50	240,000	192,054
4.5% 7/16/44	25,000	20,539
4.75% 4/1/48	100,000	85,744
5.75% 4/1/48 (c)	280,000	257,958
Aon Corp. 3.75% 5/2/29	120,000	107,936
Baylor Scott & White Holdings Series 2021, 2.839% 11/15/50	120,000	77,577
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	120,000	91,979
2.85% 10/15/50	220,000	141,352
4.2% 8/15/48	243,000	201,535
Brighthouse Financial, Inc. 4.7% 6/22/47	28,000	19,820
Hartford Financial Services Group, Inc. 4.4% 3/15/48	70,000	57,578
Lincoln National Corp. 4.35% 3/1/48	160,000	124,066
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	110,000	87,427
4.9% 3/15/49	50,000	44,364
MetLife, Inc.:
4.05% 3/1/45	18,000	14,051
4.55% 3/23/30	600,000	573,986
4.875% 11/13/43	100,000	89,354
Progressive Corp. 4.2% 3/15/48	135,000	112,664
Prudential Financial, Inc.:
3.878% 3/27/28	23,000	21,737
3.935% 12/7/49	38,000	28,960
4.35% 2/25/50	285,000	234,901
5.125% 3/1/52 (c)	50,000	43,347
6% 9/1/52 (c)	40,000	37,344
The Travelers Companies, Inc. 4% 5/30/47	32,000	25,858
Willis Group North America, Inc. 2.95% 9/15/29	170,000	139,863
		3,778,745
TOTAL FINANCIALS		52,942,401
HEALTH CARE - 2.1%
Biotechnology - 0.4%
AbbVie, Inc.:
2.6% 11/21/24	60,000	57,098
2.95% 11/21/26	50,000	45,808
3.2% 11/21/29	80,000	70,038
3.8% 3/15/25	61,000	59,079
4.05% 11/21/39	50,000	40,221
4.25% 11/21/49	390,000	313,079
4.3% 5/14/36	40,000	34,690
4.55% 3/15/35	80,000	71,767
4.7% 5/14/45	120,000	101,498
4.875% 11/14/48	100,000	87,927
Amgen, Inc.:
3.15% 2/21/40	410,000	295,725
3.2% 11/2/27	56,000	51,360
3.375% 2/21/50	110,000	74,860
4.2% 3/1/33	140,000	126,790
4.4% 5/1/45	102,000	83,276
4.875% 3/1/53	50,000	43,985
Biogen, Inc. 3.25% 2/15/51	270,000	174,649
Gilead Sciences, Inc.:
2.8% 10/1/50	180,000	111,162
4% 9/1/36	40,000	33,242
4.15% 3/1/47	60,000	47,623
4.5% 2/1/45	311,000	257,298
		2,181,175
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories:
3.875% 9/15/25	240,000	234,836
4.9% 11/30/46	20,000	19,152
Baxter International, Inc.:
1.915% 2/1/27	180,000	156,629
2.539% 2/1/32	180,000	140,114
Becton, Dickinson & Co.:
2.823% 5/20/30	150,000	125,541
3.7% 6/6/27	52,000	48,391
4.669% 6/6/47	130,000	111,610
Boston Scientific Corp.:
3.75% 3/1/26	120,000	114,708
4% 3/1/29	100,000	91,893
4.7% 3/1/49	140,000	122,555
Medtronic, Inc. 4.625% 3/15/45	168,000	151,628
Stryker Corp. 2.9% 6/15/50	100,000	64,825
		1,381,882
Health Care Providers & Services - 1.0%
Aetna, Inc.:
2.8% 6/15/23	110,000	108,583
4.75% 3/15/44	60,000	49,686
AHS Hospital Corp. 2.78% 7/1/51	250,000	155,385
Allina Health System, Inc. 3.887% 4/15/49	20,000	15,783
Banner Health 2.913% 1/1/51	100,000	65,159
Baptist Healthcare System Obli 3.54% 8/15/50	100,000	72,992
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	71,000	55,238
Cardinal Health, Inc. 3.41% 6/15/27	67,000	61,908
Children's Hospital of Philadelphia 2.704% 7/1/50	79,000	49,144
Cigna Corp.:
3.75% 7/15/23	10,000	9,926
4.125% 11/15/25	25,000	24,280
4.375% 10/15/28	30,000	28,327
4.5% 2/25/26	74,000	72,223
4.8% 8/15/38	80,000	70,891
4.8% 7/15/46	465,000	397,999
4.9% 12/15/48	30,000	25,905
CommonSpirit Health 3.91% 10/1/50	125,000	88,905
CVS Health Corp.:
2.7% 8/21/40	467,000	306,554
3% 8/15/26	20,000	18,453
3.25% 8/15/29	195,000	170,642
3.75% 4/1/30	380,000	337,913
4.1% 3/25/25	32,000	31,308
4.25% 4/1/50	37,000	28,958
4.3% 3/25/28	264,000	248,993
5.05% 3/25/48	131,000	115,367
Elevance Health, Inc.:
3.35% 12/1/24	89,000	85,601
4.101% 3/1/28	50,000	47,290
4.375% 12/1/47	175,000	144,700
4.55% 3/1/48	120,000	101,215
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	120,000	91,791
HCA Holdings, Inc.:
4.5% 2/15/27	1,013,000	945,646
5.25% 6/15/49	100,000	81,315
Humana, Inc. 3.95% 3/15/27	445,000	417,200
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	83,000	62,997
Kaiser Foundation Hospitals:
2.81% 6/1/41	63,000	43,966
3.266% 11/1/49	80,000	56,533
4.15% 5/1/47	30,000	25,114
MidMichigan Health 3.409% 6/1/50	33,000	22,954
Novant Health, Inc. 3.168% 11/1/51	105,000	72,573
Orlando Health Obligated Group 3.327% 10/1/50	57,000	40,114
Piedmont Healthcare, Inc. 2.719% 1/1/42	37,000	24,880
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	130,000	78,079
Sutter Health 3.361% 8/15/50	130,000	90,178
Trinity Health Corp. 2.632% 12/1/40	50,000	34,000
UnitedHealth Group, Inc.:
1.15% 5/15/26	180,000	159,296
1.25% 1/15/26	81,000	72,239
2.375% 8/15/24	90,000	86,448
2.9% 5/15/50	120,000	78,816
3.5% 8/15/39	772,000	606,531
3.7% 8/15/49	40,000	30,267
3.75% 10/15/47	30,000	23,037
4.45% 12/15/48	102,000	86,955
West Virginia University Health System Obligated Group 3.129% 6/1/50	70,000	45,598
		6,265,855
Life Sciences Tools & Services - 0.0%
PerkinElmer, Inc. 2.25% 9/15/31	90,000	67,676
Pharmaceuticals - 0.5%
AstraZeneca Finance LLC:
1.2% 5/28/26	290,000	254,097
2.25% 5/28/31	290,000	235,682
AstraZeneca PLC:
4.375% 11/16/45	45,000	39,084
4.375% 8/17/48	50,000	43,644
Bristol-Myers Squibb Co.:
2.9% 7/26/24	70,000	67,889
4.125% 6/15/39	100,000	87,399
4.55% 2/20/48	42,000	36,957
Eli Lilly & Co. 2.25% 5/15/50	200,000	123,720
GlaxoSmithKline Capital, Inc. 3.875% 5/15/28	130,000	122,201
GSK Consumer Healthcare Capital U.S. LLC 3.625% 3/24/32 (b)	250,000	212,019
Johnson & Johnson:
1.3% 9/1/30	110,000	87,511
2.1% 9/1/40	220,000	146,363
2.45% 9/1/60	110,000	64,309
3.4% 1/15/38	116,000	96,457
Merck & Co., Inc.:
3.7% 2/10/45	45,000	35,315
4.15% 5/18/43	266,000	225,498
Mylan NV 4.55% 4/15/28	20,000	17,666
Novartis Capital Corp.:
1.75% 2/14/25	100,000	93,709
2.75% 8/14/50	50,000	33,772
3.1% 5/17/27	90,000	84,432
4% 11/20/45	35,000	29,548
Pfizer, Inc.:
2.55% 5/28/40	125,000	88,009
2.7% 5/28/50	380,000	256,731
3.45% 3/15/29	70,000	64,459
4% 12/15/36	36,000	31,828
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	110,000	101,458
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30	200,000	158,097
3.025% 7/9/40	272,000	192,476
Viatris, Inc.:
2.7% 6/22/30	100,000	74,301
4% 6/22/50	100,000	59,859
Zoetis, Inc. 4.45% 8/20/48	60,000	50,676
		3,215,166
TOTAL HEALTH CARE		13,111,754
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
2.125% 8/15/26	160,000	144,705
3.375% 5/15/23	81,000	80,461
4.25% 4/1/50	50,000	43,354
Lockheed Martin Corp.:
4.09% 9/15/52	70,000	58,148
4.7% 5/15/46	28,000	25,543
Northrop Grumman Corp.:
3.25% 1/15/28	80,000	72,793
4.03% 10/15/47	106,000	84,258
5.25% 5/1/50	120,000	114,506
Raytheon Technologies Corp.:
3.65% 8/16/23	4,000	3,961
3.75% 11/1/46	30,000	22,578
4.05% 5/4/47	18,000	14,299
4.125% 11/16/28	260,000	242,920
4.35% 4/15/47	50,000	41,608
4.45% 11/16/38	370,000	322,309
The Boeing Co.:
3.2% 3/1/29	126,000	105,204
4.875% 5/1/25	660,000	643,968
5.705% 5/1/40	836,000	730,215
5.805% 5/1/50	130,000	112,969
		2,863,799
Air Freight & Logistics - 0.1%
FedEx Corp.:
4.05% 2/15/48	150,000	109,921
4.25% 5/15/30	175,000	158,665
4.95% 10/17/48	102,000	86,183
United Parcel Service, Inc.:
2.8% 11/15/24	88,000	85,110
5.3% 4/1/50	170,000	169,910
		609,789
Airlines - 0.1%
Southwest Airlines Co. 5.125% 6/15/27	595,000	582,514
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	202,447	171,589
		754,103
Building Products - 0.1%
Carrier Global Corp.:
2.493% 2/15/27	50,000	44,322
2.722% 2/15/30	100,000	82,543
3.377% 4/5/40	195,000	140,977
3.577% 4/5/50	50,000	34,614
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 4.9% 12/1/32	150,000	141,868
Masco Corp.:
2% 2/15/31	103,000	77,144
3.125% 2/15/51	52,000	31,338
		552,806
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	500,000	373,307
3.95% 5/15/28	28,000	26,201
		399,508
Industrial Conglomerates - 0.2%
3M Co.:
2.375% 8/26/29	177,000	145,041
2.65% 4/15/25	24,000	22,605
3% 8/7/25	310,000	294,660
3.05% 4/15/30	19,000	16,152
3.7% 4/15/50	24,000	17,452
General Electric Co. 4.35% 5/1/50	489,000	396,859
Honeywell International, Inc.:
2.8% 6/1/50	150,000	105,739
3.812% 11/21/47	20,000	16,521
		1,015,029
Machinery - 0.2%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	170,000	163,698
1.1% 9/14/27	530,000	445,821
3.45% 5/15/23	182,000	181,006
3.65% 12/7/23	310,000	306,541
Caterpillar, Inc. 3.25% 9/19/49	110,000	80,788
Deere & Co. 2.875% 9/7/49	130,000	90,245
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	125,000	112,276
Otis Worldwide Corp.:
2.056% 4/5/25	48,000	44,400
2.565% 2/15/30	70,000	57,255
3.362% 2/15/50	50,000	33,717
Parker Hannifin Corp. 4% 6/14/49	110,000	84,775
		1,600,522
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	76,000	71,204
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
3.05% 2/15/51	211,000	143,495
3.25% 6/15/27	30,000	28,029
4.05% 6/15/48	207,000	169,222
4.45% 3/15/43	100,000	86,588
Canadian National Railway Co. 2.45% 5/1/50	210,000	126,485
Canadian Pacific Railway Co.:
1.75% 12/2/26	140,000	122,588
2.45% 12/2/31	140,000	111,988
3.1% 12/2/51	140,000	91,903
CSX Corp.:
4.3% 3/1/48	140,000	115,319
4.5% 3/15/49	160,000	135,452
4.75% 11/15/48	70,000	61,739
Norfolk Southern Corp.:
3.8% 8/1/28	63,000	58,502
4.05% 8/15/52	90,000	69,139
4.15% 2/28/48	38,000	30,393
Union Pacific Corp.:
2.75% 3/1/26	160,000	149,138
2.891% 4/6/36	79,000	60,198
2.973% 9/16/62	290,000	175,558
3.25% 2/5/50	50,000	35,244
3.5% 6/8/23	270,000	268,283
3.6% 9/15/37	38,000	30,836
3.839% 3/20/60	70,000	51,978
		2,122,077
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.875% 1/15/26	120,000	107,420
3.25% 3/1/25	88,000	82,425
3.75% 6/1/26	158,000	144,429
3.875% 7/3/23	526,000	521,493
4.25% 2/1/24	170,000	167,336
		1,023,103
TOTAL INDUSTRIALS		11,011,940
INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment & Components - 0.1%
Corning, Inc. 5.35% 11/15/48	10,000	8,993
Dell International LLC/EMC Corp.:
5.3% 10/1/29	390,000	363,379
8.1% 7/15/36	80,000	84,654
8.35% 7/15/46	187,000	201,700
		658,726
IT Services - 0.6%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	150,000	130,106
Fidelity National Information Services, Inc.:
1.15% 3/1/26	246,000	212,871
2.25% 3/1/31	200,000	153,952
Fiserv, Inc.:
2.75% 7/1/24	440,000	422,019
3.5% 7/1/29	80,000	69,603
4.4% 7/1/49	240,000	186,142
Global Payments, Inc. 1.2% 3/1/26	346,000	297,783
IBM Corp.:
1.95% 5/15/30	175,000	139,054
2.95% 5/15/50	175,000	110,295
3.5% 5/15/29	843,000	761,903
MasterCard, Inc.:
2% 11/18/31	240,000	189,904
2.95% 6/1/29	50,000	44,522
3.3% 3/26/27	38,000	35,692
3.35% 3/26/30	53,000	47,771
3.85% 3/26/50	115,000	92,513
PayPal Holdings, Inc.:
1.65% 6/1/25	70,000	64,437
2.3% 6/1/30	120,000	97,621
The Western Union Co. 2.85% 1/10/25	70,000	66,240
Visa, Inc.:
1.1% 2/15/31	250,000	187,069
2.05% 4/15/30	350,000	289,149
2.7% 4/15/40	150,000	108,435
4.15% 12/14/35	38,000	34,618
		3,741,699
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc. 2.8% 10/1/41	130,000	91,920
Applied Materials, Inc. 4.35% 4/1/47	28,000	24,209
Broadcom Corp./Broadcom Cayman LP 3.5% 1/15/28	1,324,000	1,172,265
Broadcom, Inc.:
3.419% 4/15/33 (b)	82,000	62,584
4.3% 11/15/32	250,000	209,909
4.75% 4/15/29	50,000	46,635
5% 4/15/30	50,000	46,461
Intel Corp.:
3.25% 11/15/49	110,000	72,852
3.734% 12/8/47	617,000	458,362
Lam Research Corp. 2.875% 6/15/50	150,000	97,802
Micron Technology, Inc. 4.663% 2/15/30	230,000	204,060
NVIDIA Corp.:
2% 6/15/31	216,000	169,846
2.85% 4/1/30	100,000	85,706
3.5% 4/1/40	50,000	38,839
3.5% 4/1/50	50,000	36,604
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.65% 2/15/32	270,000	202,553
Qualcomm, Inc. 1.65% 5/20/32	54,000	40,425
Texas Instruments, Inc. 4.15% 5/15/48	70,000	59,686
		3,120,718
Software - 0.4%
Microsoft Corp.:
2.525% 6/1/50	326,000	212,990
2.921% 3/17/52	534,000	376,628
3.3% 2/6/27	115,000	109,586
3.45% 8/8/36	31,000	27,147
Oracle Corp.:
1.65% 3/25/26	207,000	181,374
2.5% 4/1/25	80,000	74,549
2.95% 4/1/30	150,000	120,910
3.25% 11/15/27	96,000	85,518
3.6% 4/1/50	300,000	187,711
3.8% 11/15/37	110,000	79,807
3.85% 4/1/60	80,000	48,360
4% 11/15/47	187,000	125,299
5.375% 7/15/40	641,000	534,198
Roper Technologies, Inc.:
1% 9/15/25	50,000	44,376
1.4% 9/15/27	50,000	41,365
1.75% 2/15/31	50,000	36,841
2% 6/30/30	330,000	252,668
		2,539,327
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
1.125% 5/11/25	772,000	708,082
1.25% 8/20/30	50,000	38,480
2.375% 2/8/41	330,000	228,408
2.55% 8/20/60	200,000	119,786
2.95% 9/11/49	240,000	169,040
3% 11/13/27	96,000	88,606
3.75% 11/13/47	57,000	46,465
3.85% 5/4/43	369,000	309,592
4.5% 2/23/36	90,000	87,150
HP, Inc. 2.2% 6/17/25	160,000	148,087
		1,943,696
TOTAL INFORMATION TECHNOLOGY		12,004,166
MATERIALS - 0.8%
Chemicals - 0.5%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	90,875
2.05% 5/15/30	60,000	49,066
2.7% 5/15/40	60,000	43,123
2.8% 5/15/50	100,000	66,511
DuPont de Nemours, Inc.:
4.205% 11/15/23	30,000	29,813
4.725% 11/15/28	35,000	33,284
5.319% 11/15/38	679,000	615,618
Eastman Chemical Co. 4.5% 12/1/28	174,000	160,567
Ecolab, Inc. 1.3% 1/30/31	300,000	225,421
LYB International Finance II BV 3.5% 3/2/27	166,000	151,795
LYB International Finance III LLC:
3.375% 10/1/40	20,000	13,707
3.625% 4/1/51	120,000	78,254
4.2% 10/15/49	100,000	71,758
Nutrien Ltd.:
4.2% 4/1/29	13,000	12,029
5% 4/1/49	103,000	91,050
Sherwin-Williams Co.:
3.45% 6/1/27	290,000	266,239
3.8% 8/15/49	80,000	57,406
4.5% 6/1/47	50,000	40,532
The Dow Chemical Co.:
2.1% 11/15/30	250,000	191,503
3.6% 11/15/50	150,000	102,458
4.8% 5/15/49	50,000	41,066
7.375% 11/1/29	46,000	49,960
The Mosaic Co. 4.05% 11/15/27	90,000	83,750
Westlake Corp. 3.6% 8/15/26	625,000	581,205
		3,146,990
Containers & Packaging - 0.1%
International Paper Co. 4.8% 6/15/44	155,000	128,963
WRKCo, Inc. 4.65% 3/15/26	290,000	283,640
		412,603
Metals & Mining - 0.1%
Barrick Gold Corp. 5.25% 4/1/42	163,000	148,501
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	176,000	166,810
Newmont Corp.:
2.25% 10/1/30	100,000	77,355
2.8% 10/1/29	100,000	82,781
5.45% 6/9/44	80,000	72,958
Southern Copper Corp. 5.875% 4/23/45	30,000	28,144
Vale Overseas Ltd. 3.75% 7/8/30	300,000	241,688
		818,237
Paper & Forest Products - 0.1%
Suzano Austria GmbH 2.5% 9/15/28	298,000	232,231
TOTAL MATERIALS		4,610,061
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	125,000	91,857
3% 5/18/51	125,000	75,856
4.85% 4/15/49	90,000	75,364
American Tower Corp.:
2.1% 6/15/30	160,000	122,558
3.1% 6/15/50	160,000	99,628
3.6% 1/15/28	32,000	28,394
3.8% 8/15/29	70,000	61,406
AvalonBay Communities, Inc.:
2.3% 3/1/30	130,000	107,070
3.2% 1/15/28	63,000	57,244
Boston Properties, Inc. 3.65% 2/1/26	100,000	94,082
Corporate Office Properties LP 2.75% 4/15/31	50,000	36,759
Crown Castle International Corp.:
1.35% 7/15/25	79,000	70,894
2.25% 1/15/31	100,000	76,360
3.25% 1/15/51	40,000	25,311
3.7% 6/15/26	100,000	93,923
Duke Realty LP 1.75% 2/1/31	370,000	282,802
ERP Operating LP:
3.5% 3/1/28	61,000	55,527
4.15% 12/1/28	330,000	303,302
Healthpeak Properties, Inc. 3% 1/15/30	140,000	117,019
Kimco Realty Corp.:
1.9% 3/1/28	570,000	469,239
3.3% 2/1/25	180,000	172,918
National Retail Properties, Inc. 3% 4/15/52	100,000	60,310
Omega Healthcare Investors, Inc. 5.25% 1/15/26	230,000	222,589
Prologis LP 3% 4/15/50	145,000	96,871
Realty Income Corp.:
3.25% 1/15/31	220,000	187,733
3.4% 1/15/28	230,000	208,999
Simon Property Group LP:
2.65% 7/15/30	125,000	100,808
3.375% 12/1/27	935,000	843,840
UDR, Inc. 2.1% 6/15/33	80,000	55,596
Ventas Realty LP:
4.4% 1/15/29	40,000	36,860
4.875% 4/15/49	160,000	135,673
VICI Properties LP:
4.75% 2/15/28	70,000	64,366
5.125% 5/15/32	70,000	62,048
Welltower, Inc. 4.95% 9/1/48	76,000	65,014
		4,658,220
Real Estate Management & Development - 0.0%
Essex Portfolio LP 2.65% 3/15/32	170,000	131,837
TOTAL REAL ESTATE		4,790,057
UTILITIES - 1.7%
Electric Utilities - 1.2%
Alabama Power Co. 6% 3/1/39	180,000	184,325
Appalachian Power Co.:
3.3% 6/1/27	110,000	101,028
4.45% 6/1/45	18,000	14,482
4.5% 3/1/49	90,000	73,068
Baltimore Gas & Electric Co.:
2.9% 6/15/50	200,000	129,851
3.2% 9/15/49	150,000	103,487
CenterPoint Energy Houston Electric LLC 3.35% 4/1/51	250,000	179,229
Commonwealth Edison Co. 4% 3/1/48	42,000	33,643
Duke Energy Carolinas LLC:
2.45% 8/15/29	190,000	161,241
3.95% 3/15/48	31,000	24,388
4.25% 12/15/41	341,000	285,157
Duke Energy Corp.:
2.45% 6/1/30	182,000	145,424
3.75% 9/1/46	80,000	56,652
3.95% 8/15/47	250,000	182,070
4.2% 6/15/49	90,000	68,134
Entergy Corp. 0.9% 9/15/25	400,000	351,925
Entergy, Inc. 3.55% 9/30/49	29,000	20,389
Eversource Energy:
2.55% 3/15/31	120,000	96,075
3.3% 1/15/28	62,000	55,941
3.45% 1/15/50	60,000	41,517
Exelon Corp.:
3.4% 4/15/26	150,000	141,195
4.05% 4/15/30	150,000	135,953
4.45% 4/15/46	144,000	117,539
FirstEnergy Corp.:
1.6% 1/15/26	85,000	73,313
5.35% 7/15/47	140,000	118,159
Florida Power & Light Co.:
2.85% 4/1/25	317,000	303,293
4.125% 6/1/48	26,000	21,698
Interstate Power and Light Co. 2.3% 6/1/30	93,000	74,664
Kentucky Utilities Co. 5.125% 11/1/40	100,000	92,081
MidAmerican Energy Co.:
3.65% 4/15/29	190,000	175,187
3.65% 8/1/48	30,000	22,694
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	500,000	433,894
2.44% 1/15/32	500,000	388,970
3.5% 4/1/29	140,000	124,435
Northern States Power Co.:
2.9% 3/1/50	80,000	53,454
3.6% 9/15/47	50,000	37,621
NSTAR Electric Co. 4.95% 9/15/52	50,000	46,701
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	100,000	69,153
3.75% 4/1/45	120,000	93,671
Pacific Gas & Electric Co. 3.5% 8/1/50	682,000	415,039
PacifiCorp 6% 1/15/39	235,000	234,843
PECO Energy Co. 3.9% 3/1/48	96,000	75,671
PG&E Wildfire Recovery:
5.099% 6/1/54	50,000	47,575
5.212% 12/1/49	100,000	94,643
PPL Capital Funding, Inc. 4% 9/15/47	20,000	14,778
PPL Electric Utilities Corp. 3% 10/1/49	100,000	66,775
Public Service Co. of Colorado:
3.7% 6/15/28	87,000	81,234
6.25% 9/1/37	182,000	194,740
Public Service Electric & Gas Co.:
2.45% 1/15/30	70,000	59,105
3.15% 1/1/50	70,000	48,118
3.6% 12/1/47	44,000	32,857
Puget Sound Energy, Inc. 4.223% 6/15/48	45,000	36,713
Southern California Edison Co. 4% 4/1/47	562,000	409,457
Southern Co. 3.25% 7/1/26	112,000	103,757
Southwestern Electric Power Co. 3.85% 2/1/48	190,000	138,569
Tampa Electric Co. 4.45% 6/15/49	100,000	84,261
Virginia Electric & Power Co.:
3.3% 12/1/49	60,000	42,076
3.8% 9/15/47	50,000	38,103
4.6% 12/1/48	52,000	44,929
Xcel Energy, Inc.:
3.4% 6/1/30	63,000	54,669
4% 6/15/28	76,000	71,189
		7,220,802
Gas Utilities - 0.1%
Atmos Energy Corp. 5.45% 10/15/32	180,000	182,151
Dominion Gas Holdings LLC 2.5% 11/15/24	50,000	47,431
Southern Co. Gas Capital Corp. 3.95% 10/1/46	308,000	225,946
		455,528
Independent Power and Renewable Electricity Producers - 0.0%
Southern Power Co. 4.95% 12/15/46	80,000	67,043
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co.:
4.25% 10/15/50	290,000	233,168
4.45% 1/15/49	54,000	45,231
CenterPoint Energy, Inc. 3.7% 9/1/49	80,000	57,007
Consolidated Edison Co. of New York, Inc.:
3.95% 4/1/50	130,000	99,982
4.65% 12/1/48	50,000	42,562
5.5% 12/1/39	256,000	240,099
Dominion Energy, Inc.:
3.375% 4/1/30	720,000	619,181
4.6% 3/15/49	50,000	42,087
4.7% 12/1/44	26,000	21,923
7% 6/15/38	130,000	137,213
NiSource, Inc.:
0.95% 8/15/25	280,000	248,525
2.95% 9/1/29	190,000	160,366
3.49% 5/15/27	50,000	45,936
3.95% 3/30/48	46,000	33,937
5.25% 2/15/43	156,000	139,509
Puget Energy, Inc. 4.1% 6/15/30	200,000	176,234
Sempra Energy 6% 10/15/39	274,000	266,072
		2,609,032
Water Utilities - 0.0%
American Water Capital Corp. 3.75% 9/1/47	240,000	180,099
TOTAL UTILITIES		10,532,504
TOTAL NONCONVERTIBLE BONDS (Cost $189,177,690)		152,735,152

U.S. Government and Government Agency Obligations - 41.6%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.375% 8/25/25	95,000	84,944
0.5% 6/17/25	2,248,000	2,031,756
0.625% 4/22/25	258,000	235,109
0.875% 8/5/30	339,000	265,146
1.75% 7/2/24	100,000	95,742
1.875% 9/24/26	60,000	54,833
Federal Home Loan Bank:
0.375% 9/4/25	160,000	143,469
1.5% 8/15/24	100,000	95,175
Freddie Mac:
0.25% 8/24/23	500,000	482,653
0.375% 7/21/25	448,000	401,924
0.375% 9/23/25	231,000	206,019
6.25% 7/15/32	360,000	418,888
Tennessee Valley Authority:
0.75% 5/15/25	600,000	546,942
2.875% 2/1/27	130,000	123,520
4.25% 9/15/65	30,000	26,755
5.88% 4/1/36	260,000	290,166
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		5,503,041
U.S. Treasury Obligations - 40.7%
U.S. Treasury Bonds:
1.125% 5/15/40	3,721,000	2,325,189
1.125% 8/15/40	331,000	205,039
1.25% 5/15/50	2,000	1,119
1.375% 11/15/40	4,440,000	2,870,217
1.375% 8/15/50	7,065,000	4,090,801
1.625% 11/15/50	4,208,000	2,612,576
1.75% 8/15/41	3,170,000	2,167,364
1.875% 2/15/41	5,825,000	4,125,966
1.875% 2/15/51	2,014,000	1,333,331
1.875% 11/15/51	3,115,000	2,059,915
2% 11/15/41	1,418,000	1,014,867
2% 2/15/50	287,000	197,167
2% 8/15/51	1,564,000	1,068,285
2.25% 5/15/41	280,000	211,673
2.25% 8/15/46	110,000	79,209
2.25% 8/15/49	129,000	94,316
2.25% 2/15/52	1,201,000	872,602
2.375% 2/15/42	780,000	597,553
2.375% 5/15/51	2,575,000	1,926,422
2.5% 2/15/45	128,000	97,585
2.5% 2/15/46	112,000	85,037
2.5% 5/15/46	93,000	70,495
2.75% 8/15/42	197,000	160,032
2.75% 11/15/42	587,000	475,539
2.75% 8/15/47	51,000	40,748
2.75% 11/15/47	107,000	85,592
2.875% 5/15/43	190,000	156,594
2.875% 8/15/45	156,000	127,286
2.875% 5/15/49	1,000	833
2.875% 5/15/52	1,460,000	1,224,347
3% 5/15/42	89,000	75,706
3% 11/15/44	299,000	249,758
3% 5/15/45	4,000	3,339
3% 11/15/45	224,000	186,935
3% 2/15/47	49,000	40,967
3% 5/15/47	208,000	174,111
3% 2/15/48	87,000	73,243
3% 8/15/48	3,000	2,537
3% 2/15/49	134,000	114,319
3% 8/15/52	1,990,000	1,717,308
3.125% 11/15/41	113,000	98,297
3.125% 2/15/42	65,000	56,621
3.125% 2/15/43	838,000	720,287
3.125% 8/15/44	687,000	587,036
3.125% 5/15/48	29,000	25,076
3.25% 5/15/42	500,000	443,750
3.375% 8/15/42	1,820,000	1,648,522
3.375% 5/15/44	1,976,000	1,762,808
3.375% 11/15/48	157,000	142,913
3.5% 2/15/39	8,000	7,617
3.625% 8/15/43	971,000	905,420
3.625% 2/15/44	2,647,000	2,459,952
3.75% 8/15/41	45,000	43,124
3.75% 11/15/43	1,470,000	1,396,041
3.875% 8/15/40	52,000	51,094
4.375% 2/15/38	12,000	12,770
4.375% 11/15/39	24,000	25,343
4.375% 5/15/41	32,000	33,516
4.5% 5/15/38	92,000	99,119
4.5% 8/15/39	17,000	18,252
4.75% 2/15/41	48,000	52,781
5.5% 8/15/28	4,000	4,294
U.S. Treasury Notes:
0.125% 10/31/22	55,000	54,889
0.125% 1/31/23	93,000	91,923
0.125% 2/28/23	88,000	86,683
0.125% 3/31/23	16,000	15,706
0.125% 4/30/23	1,000	978
0.125% 5/15/23	6,000	5,856
0.125% 7/15/23	194,000	187,884
0.125% 10/15/23	208,000	199,241
0.125% 12/15/23	357,000	339,708
0.125% 1/15/24	908,000	860,649
0.125% 2/15/24	2,144,000	2,025,159
0.25% 6/15/23	3,000	2,919
0.25% 5/15/24	524,000	490,882
0.25% 5/31/25	3,034,000	2,728,941
0.25% 6/30/25	635,000	569,937
0.25% 7/31/25	45,000	40,222
0.25% 8/31/25	154,000	137,186
0.25% 9/30/25	13,103,000	11,645,291
0.25% 10/31/25	1,394,000	1,234,507
0.375% 10/31/23	599,000	574,151
0.375% 4/15/24	2,669,000	2,512,926
0.375% 7/15/24	120,000	112,045
0.375% 8/15/24	1,798,000	1,672,632
0.375% 4/30/25	1,297,000	1,174,849
0.375% 1/31/26	1,602,000	1,411,137
0.375% 7/31/27	509,000	427,341
0.375% 9/30/27	1,151,000	960,231
0.5% 11/30/23	1,890,000	1,808,863
0.5% 2/28/26	9,118,000	8,045,566
0.5% 4/30/27	718,000	610,721
0.5% 5/31/27	3,333,000	2,827,452
0.5% 6/30/27	2,827,000	2,393,343
0.5% 10/31/27	3,232,000	2,705,538
0.625% 7/31/26	5,694,000	4,979,803
0.625% 3/31/27	2,260,000	1,938,745
0.625% 11/30/27	1,680,000	1,412,184
0.625% 12/31/27	4,690,000	3,933,921
0.625% 5/15/30	3,069,000	2,417,557
0.625% 8/15/30	360,000	282,080
0.75% 12/31/23	2,213,000	2,118,515
0.75% 11/15/24	3,110,000	2,889,870
0.75% 3/31/26	2,331,000	2,069,764
0.75% 4/30/26	961,000	850,973
0.75% 5/31/26	1,269,000	1,120,686
0.75% 1/31/28	598,000	503,418
0.875% 1/31/24	2,980,000	2,846,948
1% 12/15/24	1,610,000	1,500,256
1% 7/31/28	1,229,000	1,035,192
1.125% 1/15/25	1,860,000	1,732,924
1.125% 10/31/26	2,630,000	2,331,762
1.125% 2/28/27	691,000	608,431
1.125% 2/29/28	3,054,000	2,621,072
1.125% 8/31/28	110,000	93,126
1.125% 2/15/31	3,599,000	2,914,206
1.25% 8/31/24	1,923,000	1,817,535
1.25% 12/31/26	2,240,000	1,989,663
1.25% 3/31/28	2,218,000	1,912,419
1.25% 4/30/28	2,488,000	2,140,555
1.25% 6/30/28	2,989,000	2,561,666
1.25% 9/30/28	748,000	636,706
1.25% 8/15/31	7,454,000	6,024,055
1.375% 1/31/25	1,386,000	1,298,184
1.375% 8/31/26	253,000	227,670
1.375% 10/31/28	580,000	496,852
1.5% 1/15/23	2,000	1,989
1.5% 9/30/24	1,783,000	1,690,298
1.5% 10/31/24	2,714,000	2,566,426
1.5% 11/30/24	2,519,000	2,376,421
1.5% 2/15/25	1,480,000	1,387,327
1.5% 8/15/26	557,000	503,780
1.5% 1/31/27	5,287,000	4,739,300
1.5% 11/30/28	1,091,000	940,348
1.5% 2/15/30	876,000	743,437
1.625% 2/15/26	261,000	239,682
1.625% 5/15/26	264,000	241,302
1.625% 9/30/26	653,000	592,853
1.625% 10/31/26	457,000	413,960
1.625% 11/30/26	180,000	162,830
1.625% 8/15/29	66,000	56,917
1.75% 6/30/24	805,000	770,725
1.75% 7/31/24	2,907,000	2,778,343
1.75% 12/31/24	2,363,000	2,238,943
1.75% 12/31/26	527,000	478,644
1.75% 1/31/29	581,000	507,354
1.875% 6/30/26	589,000	542,409
1.875% 7/31/26	909,000	835,534
1.875% 2/28/29	230,000	202,436
2% 10/31/22	48,000	47,971
2% 5/31/24	442,000	425,684
2% 2/15/25	82,000	77,810
2% 8/15/25	50,000	46,969
2% 11/15/26	585,000	537,195
2.125% 12/31/22	19,000	18,936
2.125% 3/31/24	1,201,000	1,162,859
2.125% 5/15/25	13,000	12,314
2.25% 3/31/24	9,680,000	9,389,600
2.25% 4/30/24	283,000	274,001
2.25% 10/31/24	279,000	267,894
2.25% 12/31/24	160,000	153,206
2.25% 2/15/27	393,000	363,249
2.25% 8/15/27	639,000	587,381
2.25% 11/15/27	682,000	624,057
2.375% 2/29/24	394,000	383,596
2.375% 4/30/26	405,000	380,668
2.375% 5/15/27	46,000	42,636
2.375% 5/15/29	108,000	97,732
2.5% 8/15/23	57,000	56,141
2.5% 1/31/24	3,559,000	3,474,613
2.5% 5/15/24	217,000	210,778
2.5% 5/31/24	4,850,000	4,709,805
2.5% 1/31/25	238,000	228,647
2.5% 2/28/26	191,000	180,525
2.5% 3/31/27	2,220,000	2,073,792
2.625% 12/31/25	331,000	314,928
2.625% 1/31/26	461,000	438,130
2.625% 5/31/27	2,770,000	2,600,338
2.625% 2/15/29	391,000	360,285
2.625% 7/31/29	5,400,000	4,962,094
2.75% 4/30/23	84,000	83,406
2.75% 2/15/24	1,118,000	1,093,980
2.75% 6/30/25	113,000	108,608
2.75% 4/30/27	2,550,000	2,406,463
2.75% 7/31/27	2,460,000	2,316,436
2.75% 2/15/28	363,000	339,930
2.75% 5/31/29	530,000	490,809
2.75% 8/15/32	8,326,000	7,613,086
2.875% 11/30/23	1,045,000	1,027,815
2.875% 5/31/25	144,000	138,932
2.875% 5/15/28	216,000	203,006
2.875% 8/15/28	113,000	106,013
2.875% 5/15/32	3,880,000	3,587,181
3% 6/30/24	3,500,000	3,423,711
3% 7/31/24	250,000	244,434
3% 9/30/25	148,000	142,837
3% 10/31/25	130,000	125,369
3.125% 8/31/27	2,710,000	2,599,483
3.125% 11/15/28	940,000	893,184
3.125% 8/31/29	2,180,000	2,068,956
3.25% 8/31/24	4,960,000	4,870,487
3.25% 6/30/27	1,720,000	1,657,650
3.25% 6/30/29	100,000	95,582
3.5% 9/15/25	2,210,000	2,164,937
3.875% 9/30/29	710,000	705,923
4.125% 9/30/27	1,560,000	1,565,119
4.25% 9/30/24	340,000	340,159
TOTAL U.S. TREASURY OBLIGATIONS		250,801,237
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $290,822,952)		256,304,278

U.S. Government Agency - Mortgage Securities - 27.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 12.5%
1.5% 10/1/36 to 12/1/51	7,616,059	6,295,916
2% 7/1/35 to 12/1/51	28,675,014	23,706,095
2.5% 1/1/27 to 3/1/52	15,874,227	13,560,162
3% 4/1/32 to 5/1/52	18,076,003	16,034,111
3.5% 2/1/27 to 7/1/52	8,771,421	8,089,421
4% 6/1/34 to 8/1/52	5,972,324	5,589,506
4.5% 10/1/39 to 12/1/50	2,751,317	2,649,152
5% 7/1/48 to 10/1/50	951,186	937,618
5.5% 5/1/44 to 4/1/49	209,447	210,879
TOTAL FANNIE MAE		77,072,860
Freddie Mac - 8.6%
1.5% 10/1/36 to 11/1/51	3,587,306	2,802,726
2% 10/1/30 to 2/1/52	22,802,633	18,758,682
2% 9/1/35	246,173	217,744
2% 11/1/35	355,522	314,466
2% 11/1/35	119,428	105,636
2.5% 4/1/27 to 6/1/52	20,619,536	17,527,688
3% 1/1/29 to 10/1/52	1,756,542	1,561,883
3% 8/1/47	30,019	26,516
3.5% 7/1/33 to 9/1/52	5,612,853	5,150,115
4% 3/1/26 to 10/1/50	3,556,785	3,340,030
4.5% 7/1/41 to 10/1/52	1,858,080	1,783,480
5% 6/1/30 to 5/1/50	1,313,448	1,295,189
5.5% 6/1/49	161,199	160,512
TOTAL FREDDIE MAC		53,044,667
Ginnie Mae - 5.8%
1.5% 5/20/51	114,753	91,165
2% 3/20/51 to 5/20/52	10,242,937	8,572,924
2.5% 10/20/46 to 5/20/52	10,827,645	9,358,716
3% 7/20/42 to 5/20/52	7,790,791	6,959,960
3.5% 2/20/46 to 7/20/52	5,716,553	5,250,118
4% 4/20/47 to 9/20/52	3,004,243	2,816,379
4.5% 1/20/47 to 8/20/52	1,693,535	1,629,071
4.5% 10/1/52 (e)	200,000	191,189
5% 11/20/47 to 4/20/50	459,300	455,408
5% 10/1/52 (e)	500,000	488,567
5.5% 9/20/47 to 1/20/49	37,984	38,825
TOTAL GINNIE MAE		35,852,322
Uniform Mortgage Backed Securities - 0.4%
2% 10/1/37 (e)	600,000	528,103
3% 10/1/52 (e)	700,000	608,563
4% 10/1/52 (e)	400,000	370,750
4.5% 10/1/52 (e)	700,000	665,984
5% 10/1/52 (e)	600,000	583,781
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,757,181
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $198,970,289)		168,727,030

Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	116,000	104,669
1.39% 7/15/30	150,000	124,615
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	353,315	341,950
Series 2022-3 Class A2A, 3.97% 4/15/27	330,000	323,709
Citibank Credit Card Issuance Trust:
Series 2018-A6 Class A6, 3.21% 12/7/24	100,000	99,936
Series 2018-A7 Class A7, 3.96% 10/13/30	250,000	241,021
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	220,904	219,863
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	30,000	27,976
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	330,962	321,521
Hyundai Auto Receivables Trust 3.72% 11/16/26	223,000	218,777
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	270,665	267,583
TOTAL ASSET-BACKED SECURITIES (Cost $2,404,176)		2,291,620

Commercial Mortgage Securities - 1.6%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	176,965	169,917
Series 2020-BN25 Class A5, 2.649% 1/15/63	220,000	184,899
Series 2020-BN28 Class A4, 1.844% 3/15/63	360,000	280,430
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	410,000	322,107
Series 2021-B24 Class A5, 2.5843% 3/15/54	500,000	408,160
Series 2019-B12 Class A5, 3.1156% 8/15/52	95,000	83,041
Series 2019-B9 Class A5, 4.0156% 3/15/52	130,000	120,699
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	80,000	75,769
Series 2016-C1 Class A4, 3.209% 5/10/49	90,000	83,633
Series 2018-B2 Class A4, 4.009% 3/10/51	1,000,000	932,801
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	170,014
Class A5, 3.0161% 9/15/52	200,000	171,827
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	159,400	148,596
Series 2020-K104 Class A2, 2.253% 1/25/30	680,000	585,055
Series 2020-K116 Class A2, 1.378% 7/25/30	770,000	613,394
Series 2020-K117 Class A2, 1.406% 8/25/30	590,000	469,760
Series 2020-K118 Class A2, 1.493% 9/25/30	590,000	471,975
Series 2020-K121 Class A2, 1.547% 10/25/30	890,000	711,830
Series 2021-K125 Class A2, 1.846% 1/25/31	100,000	81,530
Series 2021-K126 Class A2, 2.074% 1/25/31	200,000	166,262
Series 2021-K128 Class A2, 2.02% 3/25/31	200,000	165,306
Series K080 Class A2, 3.926% 7/25/28	80,000	77,419
Series 2017-K068 Class A2, 3.244% 8/25/27	130,000	122,782
Series 2019-K094 Class A2, 2.903% 6/25/29	300,000	272,936
Series 2019-K1510 Class A2, 3.718% 1/25/31	124,000	116,277
Series 2021-K123 Class A2, 1.621% 12/25/30	700,000	561,908
Series K079 Class A2, 3.926% 6/25/28	20,000	19,368
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	74,971	71,750
Series 2020-GC45 Class A5, 2.9106% 2/13/53	260,000	221,771
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	150,000	146,356
Series 2014-C24 Class A5, 3.6385% 11/15/47	150,000	144,829
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	500,000	401,045
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	100,000	83,945
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	350,000	313,947
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	171,523
Series 2019-C54 Class A4, 3.146% 12/15/52	538,000	465,653
Series 2018-C48 Class A5, 4.302% 1/15/52	123,000	116,118
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	90,000	75,397
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $11,957,680)		9,800,029

Municipal Securities - 0.5%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	55,000	67,859
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	75,000	85,368
Series 2010 S1, 7.043% 4/1/50	75,000	91,887
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	145,000	180,568
Series 2010, 7.6% 11/1/40	350,000	440,072
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	195,000	123,145
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	250,000	281,718
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	200,000	130,604
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	20,000	14,626
Series 2021 C, 2.843% 11/1/46	150,000	105,121
Series 2022 A, 4.507% 11/1/51	65,000	56,706
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	80,000	62,866
3.293% 6/1/42	40,000	28,666
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	45,000	31,801
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	500,000	476,280
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2019 B, 3.395% 10/15/40	100,000	79,174
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	100,000	75,987
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	100,000	71,296
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	80,000	66,513
4.131% 6/15/42	80,000	64,078
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	60,000	63,549
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	200,000	151,667
Port Auth. of New York & New Jersey Series 225, 3.175% 7/15/60	400,000	261,450
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	175,000	116,256
3.256% 5/15/60	150,000	98,187
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51	140,000	88,352
TOTAL MUNICIPAL SECURITIES (Cost $4,496,155)		3,313,796

Foreign Government and Government Agency Obligations - 2.1%
	Principal Amount (a)	Value ($)
Alberta Province:
2.95% 1/23/24	110,000	107,953
3.3% 3/15/28	75,000	70,881
Chilean Republic:
3.24% 2/6/28	200,000	179,975
3.86% 6/21/47	325,000	237,514
Export Development Canada:
2.625% 2/21/24	120,000	117,546
2.75% 3/15/23	145,000	144,129
Hungarian Republic:
5.375% 3/25/24	964,000	946,407
5.75% 11/22/23	50,000	49,541
Indonesian Republic:
2.85% 2/14/30	200,000	170,913
3.5% 2/14/50	200,000	138,850
3.85% 10/15/30	348,000	314,244
Israeli State 3.375% 1/15/50	225,000	166,559
Italian Republic:
2.375% 10/17/24	200,000	187,373
4% 10/17/49	497,000	352,405
Manitoba Province 2.6% 4/16/24	410,000	399,332
Ontario Province:
1.05% 5/21/27	1,413,000	1,216,861
1.125% 10/7/30	175,000	137,197
2.3% 6/15/26	50,000	46,222
2.5% 4/27/26	115,000	107,356
3.05% 1/29/24	90,000	88,483
Panamanian Republic:
3.16% 1/23/30	800,000	649,400
4.5% 4/16/50	200,000	138,288
6.7% 1/26/36	100,000	97,894
Peruvian Republic:
1.862% 12/1/32	340,000	238,064
2.78% 12/1/60	100,000	53,581
2.844% 6/20/30	190,000	155,301
3.55% 3/10/51	170,000	113,029
4.125% 8/25/27	50,000	47,228
Philippine Republic:
2.65% 12/10/45	500,000	308,805
3% 2/1/28	200,000	182,022
Polish Government 3.25% 4/6/26	73,000	68,702
Quebec Province:
1.5% 2/11/25	2,149,000	2,010,218
2.5% 4/9/24	140,000	136,248
2.75% 4/12/27	95,000	88,776
United Mexican States:
3.25% 4/16/30	1,971,000	1,641,843
3.5% 2/12/34	619,000	469,512
4.75% 4/27/32	387,000	347,333
6.05% 1/11/40	170,000	157,176
Uruguay Republic 7.625% 3/21/36	678,000	813,092
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $15,877,818)		12,896,253

Supranational Obligations - 1.7%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	160,000	140,794
Asian Development Bank:
0.375% 9/3/25	450,000	400,326
0.75% 10/8/30	100,000	77,409
1.5% 10/18/24	200,000	188,998
1.875% 1/24/30	610,000	523,872
2.625% 1/30/24	80,000	78,229
2.75% 3/17/23	700,000	695,681
5.82% 6/16/28	110,000	118,368
European Investment Bank:
0.75% 9/23/30	250,000	194,362
0.875% 5/17/30	18,000	14,234
1.375% 5/15/23	350,000	344,201
2% 12/15/22	510,000	508,470
2.25% 6/24/24	1,678,000	1,621,360
2.875% 8/15/23	260,000	256,867
Inter-American Development Bank:
0.625% 7/15/25	390,000	351,833
1.75% 3/14/25	194,000	182,218
2.25% 6/18/29	1,029,000	915,275
4.375% 1/24/44	39,000	38,859
International Bank for Reconstruction & Development:
0.375% 7/28/25	270,000	241,664
0.5% 10/28/25	218,000	193,932
0.75% 8/26/30	160,000	123,882
0.875% 5/14/30	176,000	138,910
1.25% 2/10/31	110,000	88,584
1.5% 8/28/24	1,012,000	960,228
1.625% 1/15/25	155,000	145,830
1.75% 4/19/23	55,000	54,293
1.875% 6/19/23	20,000	19,668
2.5% 3/19/24	130,000	126,630
2.5% 11/22/27	92,000	84,749
2.5% 3/29/32	290,000	255,486
3% 9/27/23	100,000	98,615
International Finance Corp.:
0.75% 8/27/30	60,000	46,954
1.375% 10/16/24	1,051,000	990,618
2.875% 7/31/23	112,000	110,586
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $11,384,330)		10,331,985

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 2.7% 2/6/30	500,000	392,512
PNC Bank NA 3.875% 4/10/25	260,000	251,755
Truist Bank 3.3% 5/15/26	200,000	185,513
TOTAL BANK NOTES (Cost $972,244)		829,780

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (f) (Cost $3,658,827)	3,658,095	3,658,827

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $729,722,161)	620,888,750
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(4,149,481)
NET ASSETS - 100.0%	616,739,269

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,062,695 or 0.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	1,970,432	104,241,710	102,553,315	12,858	-	-	3,658,827	0.0%
Total	1,970,432	104,241,710	102,553,315	12,858	-	-	3,658,827

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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